Derivative Instruments	12 Months Ended
Dec. 31, 2020
15. Derivative Instruments
Derivative Instruments

14. DERIVATIVE INSTRUMENTS

Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2020	2019	2020	2019
Cash flow hedges
Interest rate hedge	$1	$-	$-	$-
Foreign exchange forwards	-	-	-	1
	1	-	-	1
Regulatory deferral
Commodity swaps and forwards
Coal purchases	1	8	6	39
Power purchases	10	23	34	36
Natural gas purchases and sales	4	2	2	5
Heavy fuel oil purchases	1	1	5	-
Foreign exchange forwards	-	2	17	6
	16	36	64	86
HFT derivatives
Power swaps and physical contracts	13	19	13	22
Natural gas swaps, futures, forwards, physical contracts	139	151	346	381
	152	170	359	403
Other derivatives
Equity derivatives	-	1	1	-
Foreign exchange forwards	15	-	-	-
	15	1	1	-
Total gross current derivatives	184	207	424	490
Impact of master netting agreements with intent to settle net or simultaneously	(86)	(120)	(86)	(120)
	98	87	338	370
Current	73	54	251	268
Long-term	25	33	87	102
Total derivatives	$98	$87	$338	$370

Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2020	2019	2020	2019
Regulatory deferral	$2	$8	$2	$8
HFT derivatives	84	112	84	112
Total impact of master netting agreements withintent to settle net or simultaneously	$86	$120	$86	$120

Cash Flow Hedges

As at December 31, 2020 the Company had a treasury lock in place to hedge the interest rate risk associated with the refinancing of long-term debt due in June 2021. During 2020 the Company also had foreign exchange forwards to hedge the currency risk for revenue streams denominated in foreign currency for Brunswick Pipeline. The foreign exchange forwards designated as cash flow hedges settled in 2020.

The amounts related to cash flow hedges recorded in income and AOCI consisted of the following:

For the	Year ended December 31
millions of Canadian dollars	2020		2019
	Foreign	Interest	Foreign
	exchange	rate	exchange
	forwards	hedge	forwards
Realized gain (loss) in operating revenue – regulated	$(2)	$-	$(3)
Total gains (losses) in net income	$(2)	$-	$(3)

As at	December 31
millions of Canadian dollars	2020		2019
	Foreign	Interest	Foreign
	exchange	rate	exchange
	forwards	hedge	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$-	$1	$(1)

The Company expects $1 million of unrealized gains currently in AOCI to be reclassified into net income within the next 12 months, as the underlying hedged transactions settle.

As at December 31, 2020, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2021
U.S. Treasury lock (USD)	$350

Regulatory Deferral

The Company has recorded the following changes in realized and unrealized gains (losses) with respect to derivatives receiving regulatory deferral:

For the	Year ended December 31
millions of Canadian dollars		2020		2019
	Commodity swaps and forwards	Foreign exchange forwards	Commodity swaps and forwards	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(36)	$(11)	$(89)	$(6)
Unrealized gain (loss) in regulatory liabilities	3	3	9	(8)
Realized gain (loss) in regulatory assets	2	-	-	-
Realized (gain) loss in regulatory liabilities	14	-	(2)	-
Realized (gain) loss in inventory (1)	8	(2)	(36)	(11)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	24	(3)	3	(8)
Total change derivative instruments	$15	$(13)	$(115)	$(33)
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period and hedging relationships that have been terminated or the hedged transaction is no longer probable.

Commodity Swaps and Forwards

As at December 31, 2020, the Company had the following notional volumes of commodity swaps and forward contracts designated for regulatory deferral that are expected to settle as outlined below:

	2021	2022-2023
millions	Purchases	Purchases
Natural Gas (Mmbtu)	5	7
Power (MWh)	2	2
Heavy fuel oil (bbls)	-	1
Coal (metric tonnes)	-	1

Foreign Exchange Swaps and Forwards

As at December 31, 2020, the Company had the following notional volumes of foreign exchange swaps and forward contracts designated as regulated deferral that are expected to settle as outlined below:

	2021	2022-2023
Foreign exchange contracts (millions of US dollars)	$160	$135
Weighted average rate	1.3339	1.3266
% of USD requirements	78%	37%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

Held-for-Trading Derivatives

In the ordinary course of its business, Emera enters into physical contracts for the purchase and sale of natural gas, as well as power and natural gas swaps, forwards and futures, to economically hedge those physical contracts. These derivatives are all considered HFT.

The Company has recognized the following realized and unrealized gains (losses) with respect to HFT derivatives:

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Power swaps and physical contracts in non-regulated operating revenues	$(1)	$1
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	205	281
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	(4)	(6)
	$200	$276

As at December 31, 2020, the Company had the following notional volumes of outstanding HFT derivatives that are expected to settle as outlined below:

millions	2021	2022	2023	2024	2025
Natural gas purchases (Mmbtu)	387	61	45	26	26
Natural gas sales (Mmbtu)	412	50	17	2	2
Power purchases (MWh)	2	-	-	-	-
Power sales (MWh)	1	-	-	-	-

Other Derivatives

As at December 31, 2020, the Company had equity derivatives in place to manage the cash flow risk associated with forecasted future cash settlements of deferred compensation obligations and foreign exchange forwards in place to manage cash flow risk associated with forecasted US dollar cash inflows. The equity derivative hedges the return on 2.8 million shares and extends until December of 2021. The foreign exchange forwards have a combined notional amount of $100 million USD and expire in 2021.

For the		Year ended December 31
millions of Canadian dollars		2020		2019
	Foreign		Foreign
	Exchange	Equity	Exchange	Equity
	Forwards	Derivatives	Forwards	Derivatives
Unrealized gain (loss) in operating, maintenance and general	$-	$(1)	$-	$1
Unrealized gain (loss) in other income (expense), net	15	-	-	-
Realized gain (loss) in operating, maintenance and general	-	(3)	-	27
Realized gain (loss) in other income (expense)	(2)	-	-	-
Total gains (losses) in net income	$13	$(4)	$-	$28

Credit Risk

The Company is exposed to credit risk with respect to amounts receivable from customers, energy marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for counterparty analysis, exposure measurement, and exposure monitoring and mitigation. Credit assessments are conducted on all new customers and counterparties, and deposits or collateral are requested on any high risk accounts.

The Company assesses the potential for credit losses on a regular basis, and where appropriate, maintains provisions. With respect to counterparties, the Company has implemented procedures to monitor the creditworthiness and credit exposure of counterparties and to consider default probability in valuing the counterparty positions. The Company monitors counterparties’ credit standing, including those that are experiencing financial problems, have significant swings in default probability rates, have credit rating changes by external rating agencies, or have changes in ownership. Net liability positions are adjusted based on the Company’s current default probability. Net asset positions are adjusted based on the counterparty’s current default probability. The Company assesses credit risk internally for counterparties that are not rated.

As at December 31, 2020, the maximum exposure the Company has to credit risk is $805 million (2019 - $860 million), which includes accounts receivable net of collateral/deposits and assets related to derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. The Company transacts with counterparties as part of its risk management strategy for managing commodity price, foreign exchange and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or letter of credit to the Company for the value in excess of the credit limit where contractually required. The total cash deposits/collateral on hand as at December 31, 2020 was $251 million (2019 - $259 million), which mitigates the Company’s maximum credit risk exposure. The Company uses the cash as payment for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no longer required by the Company.

The Company enters into commodity master arrangements with its counterparties to manage certain risks, including credit risk to these counterparties. The Company generally enters into International Swaps and Derivatives Association agreements (“ISDA”), North American Energy Standards Board agreements (“NAESB”) and, or Edison Electric Institute agreements. The Company believes that entering into such agreements offers protection by creating contractual rights relating to creditworthiness, collateral, non-performance and default.

As at December 31, 2020, the Company had $123 million (2019 - $115 million) in financial assets, considered to be past due, which have been outstanding for an average 70 days. The fair value of these financial assets is $101 million (2019 - $106 million), the difference of which is included in the allowance for credit losses. These assets primarily relate to accounts receivable from electric and gas revenue.

Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2020		December 31, 2019
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$341	32%	$344	31%
Commercial	143	14%	170	15%
Industrial	49	5%	66	6%
Other	96	9%	131	12%
	629	60%	711	64%
Trading group
Credit rating of A- or above	54	5%	38	3%
Credit rating of BBB- to BBB+	41	4%	59	5%
Not rated	75	7%	95	9%
	170	16%	192	17%
Other accounts receivable	159	15%	184	16%
Classification as assets held for sale (1)	-	0%	(55)	-5%
	958	91%	1,032	92%
Derivative Instruments (current and long-term)
Credit rating of A- or above	60	6%	47	4%
Credit rating of BBB- to BBB+	13	1%	8	1%
Not rated	25	2%	32	3%
	98	9%	87	8%
	$1,056	100%	$1,119	100%
(1) Emera Maine’s assets and liabilities were classified as held for sale at December 31, 2019. On March 24, 2020, Emera completed the sale of Emera Maine. Refer to note 4 for further detail.

Cash Collateral

The Company’s cash collateral positions consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2020	2019
Cash collateral provided to others	$69	$101
Cash collateral received from others	6	2

Collateral is posted in the normal course of business based on the Company’s creditworthiness, including its senior unsecured credit rating as determined by certain major credit rating agencies. Certain derivatives contain financial assurance provisions that require collateral to be posted if a material adverse credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below investment grade, the counterparties to such derivatives could request ongoing full collateralization.

As at December 31, 2020, the total fair value of derivatives in a liability position, was $338 million (December 31, 2019 – $370 million). If the credit ratings of the Company were reduced below investment grade, the full value of the net liability position could be required to be posted as collateral for these derivatives.